UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Stockholders' Equity [Abstract]
Loss related to pension and post-retirement benefit plans	$ 2.8	$ 5.0
Share of equity method investment’s comprehensive losses from continuing operations	$ 0.9	$ 1.0